Investment Strategy - VALUE LINE CORE BOND FUND	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets (including borrowings for investment purposes) in bonds and other debt instruments (“80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. The Fund may invest in bonds and debt instruments of any type, including corporate bonds, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities), securities issued or guaranteed by non-U.S. governments or their agencies or instrumentalities (sovereign debt), securities issued by supranational agencies, mortgage-backed securities, asset-backed securities, and other fixed income securities.
The Fund invests principally in debt obligations issued or guaranteed by the U.S. government and by U.S. corporations. The U.S. government securities in which the Fund may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities that have been established or sponsored by the U.S. government. The corporate debt obligations in which the Fund may invest include, but are not limited to, bonds, notes, debentures, and commercial paper of U.S. companies and fixed income securities of non-U.S. companies issuing dollar-denominated debt.
The Fund’s assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, non-government entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans and leases.
The Adviser estimates that the average credit quality rating of Fund assets will be investment grade. Investment grade debt securities are rated within the four highest grades by at least one major rating agency, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are determined by the Adviser to be of comparable credit quality. The Fund’s Statement of Additional Information (“SAI”) provides further information on securities ratings.
The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s maximum average portfolio maturity. The Fund estimates that the weighted average maturity of its portfolio will range between three to fifteen years.
In deciding which securities to buy, hold or sell, the Adviser considers a number of factors, including the issuer’s creditworthiness, economic prospects and interest rate trends as well as the security’s credit rating.
Incidental to its primary investment strategy, the Adviser may seek to hedge the Fund’s interest rate exposure, or to profit from anticipated movements in interest rates, by investing in futures contracts on U.S. government securities (such as interest rate futures on government bonds issued by the U.S.). The Adviser is not registered with the Commodity Futures Trading Commission as a commodity trading advisor or commodity pool operator and limits the aggregate amount of the Fund’s investments in commodity interests (such as futures contracts) to comply with an exemption from such registration.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets (including borrowings for investment purposes) in bonds and other debt instruments (“80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. The Fund may invest in bonds and debt instruments of any type, including corporate bonds, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities), securities issued or guaranteed by non-U.S. governments or their agencies or instrumentalities (sovereign debt), securities issued by supranational agencies, mortgage-backed securities, asset-backed securities, and other fixed income securities.